Accounts receivable net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Accounts receivable net
Accounts receivable	$ 23,184,329	$ 24,692,164
Less: allowance for doubtful accounts	(167,551)	(14,719)
Accounts receivable	$ 23,016,778	$ 24,677,445